Cover Statement	Nov. 07, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	PHYSICIANS REALTY TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36007
Entity Tax Identification Number	46-2519850
Entity Address, Address Line One	309 N. Water Street, Suite 500
Entity Address, City or Town	Milwaukee,
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	367-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	DOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001574540
Physicians Realty L P
Entity Information [Line Items]
Entity Registrant Name	PHYSICIANS REALTY L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-205034-01
Entity Tax Identification Number	80-0941870
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001583994